Right-Of-Use Assets, Net, Lease Liabilities and Long-term Deferred Expenses (Narrative) (Details) $ in Thousands, ₪ in Millions			1 Months Ended					12 Months Ended
	May 10, 2023 ILS (₪) ha	May 10, 2023 USD ($) ha	Mar. 31, 2021 ILS (₪)	Mar. 31, 2021 USD ($)	Jan. 31, 2021 ILS (₪) MW-M	Jan. 31, 2020 ILS (₪) ha	Jan. 31, 2020 USD ($) ha	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Jan. 31, 2023 ILS (₪)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)	Jan. 31, 2021 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets									$ 174,515			$ 126,784	[1]	$ 131,335
Percentage Of Bank Guarantee In Favor Of Ila						25.00%	25.00%
Lease Of Opct Zomet Land [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term					final assessment was received from ILA where the value of the usage fees in the land for a period of 25 years	lease agreement will be signed for a period of 24 years and 11 months from approval of the transaction, i.e. up to November 4, 2044. Tzomet Netiv Limited Partnership (“Joint Company’) own the rights in the Land, and the composition is as follows i) General Partner of the Tzomet Netiv Limited Partnership holds 1%, in which the Kibbutz and OPC Tzomet hold 26% and 74% respectively, ii) Limited partners hold 99%, where the Kibbutz (26%) and OPC Tzomet (73%) hold rights as limited partners.	lease agreement will be signed for a period of 24 years and 11 months from approval of the transaction, i.e. up to November 4, 2044. Tzomet Netiv Limited Partnership (“Joint Company’) own the rights in the Land, and the composition is as follows i) General Partner of the Tzomet Netiv Limited Partnership holds 1%, in which the Kibbutz and OPC Tzomet hold 26% and 74% respectively, ii) Limited partners hold 99%, where the Kibbutz (26%) and OPC Tzomet (73%) hold rights as limited partners.
Area of land | ha						8.5	8.5
Capitalization fees						₪ 207	$ 60,000
Amount of final assessment										₪ 154	$ 44,000
Right-of-use assets								₪ 200	55,000
Rate of initial assessment						75.00%	75.00%
Land					₪ 200										$ 62,000
Reimbursement of land			₪ 7	$ 2,000
Power plant capacity | MW-M					396
Purchase Of Leasehold Rights In Land [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	consideration equivalent to 20% of the bid amount for each compound was paid. Upon authorizing a new outline plan, a lease agreement will be signed for a period of 24 years and 11 months, to construct and operate the project(s), of which consideration of the remaining 80% of the bid amount per compound will be set against.	consideration equivalent to 20% of the bid amount for each compound was paid. Upon authorizing a new outline plan, a lease agreement will be signed for a period of 24 years and 11 months, to construct and operate the project(s), of which consideration of the remaining 80% of the bid amount per compound will be set against.
Area of land | ha	227	227
Total amount of OPC Power Plants Ltd	₪ 484	$ 133,000
Planning authorization agreement period	3 years	3 years
Backbone Lease Of Land [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term								The term of the agreement is 37 years, with an option to extend the term by five further periods of seven years each
Lease liability and right-of-use asset								₪ 122	33,000
Land [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term								They typically run for a period of more than 20 years, with an option for renewal
Right-of-use assets									91,493			76,963		81,355
Offices [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term								The leases range from 3 to 9 years, with options to extend.
Right-of-use assets									$ 10,950			$ 8,353		$ 10,282

[1]	Reclassified